INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of deferred income tax balances, unused tax losses, and other deductible temporary differences
The sources of deferred income tax balances are as follows:

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Property, plant and equipment, differences in basis	$(210)	$(209)
Benefit of tax loss carryforwards	6	7
Other temporary differences in basis	7	12
Net deferred income tax liabilities	$(197)	$(190)

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Deferred income tax assets	$3	$2
Deferred income tax liabilities	(200)	(192)
Net deferred income tax liabilities	$(197)	$(190)
As at December 31, 2020, the Company had the following tax losses available for carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States – State tax loss	$266	2038
Canada – capital loss	$150	Indefinite
Belgium – trading loss	€28	Indefinite
In addition, the Company has not recognized the following tax attributes as at December 31, 2020:

(US $ millions)
United States – State tax loss (2021–2038)	$210
United States – State tax credits (2021–2026)	55

Disclosure of major components of tax expense (income)
Income tax recovery (expense) recognized in the statement of earnings comprises the following:

(US $ millions)	2020	2019
Current income tax (expense) recovery	$(140)	$47
Deferred income tax expense	(10)	(20)
Income tax (expense) recovery	$(150)	$27
The income tax (expense) recovery is calculated as follows:

(US $ millions)	2020	2019
Earnings (loss) before income tax	$647	$(69)
Income tax (expense) recovery at combined Canadian federal and provincial statutory rate of 25% (2019 – 26%)	(162)	18
Effect of:
Rate differences on foreign activities	6	10
Recognition (derecognition) of the benefit of tax losses and other deferred tax assets	6	(5)
Remeasurement of deferred tax liabilities, net	—	4
Income tax (expense) recovery	$(150)	$27
Income tax recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2020	2019
Actuarial loss on post-employment obligations	$(2)	$—
Tax	—	—
Net of tax	$(2)	$—
Foreign currency translation gain on foreign operations	$13	$13
Tax	1	1
Net of tax	$14	$14